PROPERTY, PLANT AND EQUIPMENT - Assets leased to others under operating leases (Details) - Assets Leased To Other [Member] - Buildings [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 23,491	$ 21,467
Less: accumulated depreciation	(7,950)	(6,605)
Buildings leased to others - net	$ 15,541	$ 14,862